Property and Equipment, Net (Details Narrative) (10-K) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 16, 2014	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Depreciation expense		$ 1,546	$ 1,668	$ 3,152	$ 3,338	$ 6,688	$ 7,063
Written off of property and equipment						10,161	992,797
Property and equipment effect on the statement of operations
Gain on sale of assets					95,000	95,000	2,426
Payment to receive upon sell agreement							$ 1,633
Laboratory Equipment [Member]
Net book value of assets	$ 0
Gain on sale of assets	95,000
Payment to receive upon sell agreement	$ 85,000